DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2023
Dividends Paid And Proposed
Schedule of declared dividends paid or payable to non-controlling interests
During 2023, 2022 and 2021, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2023	2022	2021

Omnium Telecom Algeria S.p.A	—	—	44
VIP Kazakhstan Holding AG	30	—	27
TNS Plus LLP	15	11	8
Other	—	3	10
Total dividends declared to non-controlling interests	45	14	89